Changes in Benefit Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2016	May 31, 2015	May 31, 2014
Postretirement Benefits, U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	$ 7,640	$ 6,787
Interest cost	235	263	$ 297
Benefits paid	(251)	(230)
Actuarial (gains)/losses	29	820
Benefit Obligation at End of Year	7,653	7,640	6,787
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans And Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit obligation at beginning of year	24,646	28,255
Service cost	1,061	1,173	1,264
Interest cost	832	1,155	1,225
Benefits paid	(464)	(536)
Actuarial (gains)/losses	536	(1,751)
Currency exchange rate changes	(1,191)	(3,650)
Benefit Obligation at End of Year	$ 25,420	$ 24,646	$ 28,255